Document And Entity Information	Dec. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2025
Entity Registrant Name	BOX INC
Entity Central Index Key	0001372612
Entity Emerging Growth Company	false
Entity File Number	001-36805
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2714444
Entity Address, Address Line One	900 Jefferson Ave.
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(877)
Local Phone Number	729-4269
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BOX
Security Exchange Name	NYSE